Risk/Return Detail Data - FidelityNewYorkMunicipalIncomeFund-AMCIZPRO	Apr. 01, 2025 USD ($)
Risk/Return:
Registrant Name	Fidelity New York Municipal Trust
FidelityNewYorkMunicipalIncomeFund-AMCIZPRO | Fidelity New York Municipal Income Fund
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund /Class: Fidelity® New York Municipal Income Fund /Fidelity Advisor® New York Municipal Income Fund A, M, C, I, Z
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity® New York Municipal Income Fund seeks a high level of current income, exempt from federal and New York State and City personal income taxes.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 35 of the prospectus and in the sales charge waiver appendix to the prospectus.
Shareholder Fees Caption [Text]	Shareholder fees
Operating Expenses Caption [Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 13 % of the average value of its portfolio.
Portfolio Turnover, Rate	13.00%
Expenses Deferred Charges [Text Block]	Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 0.75% and 0.25%, respectively.
Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 35 of the prospectus
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Expenses Restated to Reflect Current [Text]	Adjusted to reflect current fees.
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing at least 80% of assets in municipal securities whose interest is exempt from federal and New York State and City personal income taxes. The municipal securities in which the fund invests are normally investment-grade (those of medium and high quality). Municipal debt securities are issued to raise money for a variety of public and private purposes, including general financing for state and local governments, financing for eligible non-profit organizations, or financing for a specific project or public facility. Municipal debt securities in which the fund invests include securities issued by U.S. territories and possessions, general obligation bonds of municipalities, local or state governments, project or revenue-specific bonds, or pre-refunded or escrowed bonds, municipal money market securities, and synthetic securities. Municipal securities usually pay a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Investment grade securities in which the fund invests include securities or issuers rated at least BBB- or its equivalent by at least one nationally recognized statistical ratings organization (NRSRO), or, if unrated, determined by the Adviser to be of comparable quality. Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Managing the fund to have similar overall interest rate risk to the supplemental index (see "Additional Index Information" section of the prospectus). Allocating assets across different market sectors and maturities. Potentially investing more than 25% of total assets in municipal securities that finance similar types of projects. Analyzing the credit quality of the issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments.
Risk [Heading]	Principal Investment Risks
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit institutional.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]	institutional.fidelity.com
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Bar Chart Narrative [Text Block]	The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Dec. 31, 2023
Highest Quarterly Return	8.28%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Mar. 31, 2022
Lowest Quarterly Return	(7.09%)
Performance Table Heading	Average Annual Returns
Performance Table Does Reflect Sales Loads	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table One Class of after Tax Shown [Text]	After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityNewYorkMunicipalIncomeFund-AMCIZPRO | Fidelity New York Municipal Income Fund | Fidelity Advisor New York Municipal Income Fund - Class A
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	4.00%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]
Management fee	0.49%	[2],[3]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.01%	[3]
Total annual operating expenses	0.75%
1 year	$ 474
3 years	630
5 years	800
10 years	1,293
1 Year	474
3 Years	630
5 Years	800
10 Years	$ 1,293
2015	3.32%
2016	(0.19%)
2017	4.96%
2018	0.15%
2019	7.46%
2020	3.73%
2021	2.43%
2022	(10.64%)
2023	7.16%
2024	1.19%
FidelityNewYorkMunicipalIncomeFund-AMCIZPRO | Fidelity New York Municipal Income Fund | Fidelity Advisor New York Municipal Income Fund - Class C
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	1.00%	[4]
Management fee	0.44%	[2],[3]
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.01%	[3]
Total annual operating expenses	1.45%
Expenses Deferred Charges [Text Block]	On Class C shares redeemed less than one year after purchase.
1 year	$ 248
3 years	459
5 years	792
10 years	1,545
1 Year	148
3 Years	459
5 Years	792
10 Years	$ 1,545
FidelityNewYorkMunicipalIncomeFund-AMCIZPRO | Fidelity New York Municipal Income Fund | Fidelity Advisor New York Municipal Income Fund - Class M
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	4.00%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]
Management fee	0.45%	[2],[3]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.01%	[3]
Total annual operating expenses	0.71%
1 year	$ 470
3 years	618
5 years	779
10 years	1,247
1 Year	470
3 Years	618
5 Years	779
10 Years	$ 1,247
FidelityNewYorkMunicipalIncomeFund-AMCIZPRO | Fidelity New York Municipal Income Fund | Fidelity Advisor New York Municipal Income Fund - Class I
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none
Management fee	0.51%	[2],[3]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%	[3]
Total annual operating expenses	0.52%
1 year	$ 53
3 years	167
5 years	291
10 years	653
1 Year	53
3 Years	167
5 Years	291
10 Years	$ 653
FidelityNewYorkMunicipalIncomeFund-AMCIZPRO | Fidelity New York Municipal Income Fund | Fidelity Advisor New York Municipal Income Fund - Class Z
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none
Management fee	0.40%	[2],[3]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%	[3]
Total annual operating expenses	0.41%
1 year	$ 42
3 years	132
5 years	230
10 years	518
1 Year	42
3 Years	132
5 Years	230
10 Years	$ 518
Annual Return, Inception Date	Oct. 02, 2018
FidelityNewYorkMunicipalIncomeFund-AMCIZPRO | Fidelity New York Municipal Income Fund | Return Before Taxes | Fidelity Advisor New York Municipal Income Fund - Class A
Risk/Return:
Label	Return Before Taxes
Past 1 year	(2.86%)
Past 5 years	(0.23%)
Past 10 years	1.42%
FidelityNewYorkMunicipalIncomeFund-AMCIZPRO | Fidelity New York Municipal Income Fund | Return Before Taxes | Fidelity Advisor New York Municipal Income Fund - Class C
Risk/Return:
Label	Return Before Taxes
Past 1 year	(0.42%)
Past 5 years	(0.13%)
Past 10 years	1.24%
FidelityNewYorkMunicipalIncomeFund-AMCIZPRO | Fidelity New York Municipal Income Fund | Return Before Taxes | Fidelity Advisor New York Municipal Income Fund - Class M
Risk/Return:
Label	Return Before Taxes
Past 1 year	(2.82%)
Past 5 years	(0.19%)
Past 10 years	1.47%
FidelityNewYorkMunicipalIncomeFund-AMCIZPRO | Fidelity New York Municipal Income Fund | Return Before Taxes | Fidelity Advisor New York Municipal Income Fund - Class I
Risk/Return:
Label	Return Before Taxes
Past 1 year	1.42%
Past 5 years	0.82%
Past 10 years	2.08%
FidelityNewYorkMunicipalIncomeFund-AMCIZPRO | Fidelity New York Municipal Income Fund | Return Before Taxes | Fidelity Advisor New York Municipal Income Fund - Class Z
Risk/Return:
Label	Return Before Taxes
Past 1 year	1.61%
Past 5 years	0.93%
Since Inception	2.25%	[5]
FidelityNewYorkMunicipalIncomeFund-AMCIZPRO | Fidelity New York Municipal Income Fund | After Taxes on Distributions | Fidelity Advisor New York Municipal Income Fund - Class A
Risk/Return:
Label	Return After Taxes on Distributions
Past 1 year	(2.86%)
Past 5 years	(0.30%)
Past 10 years	1.30%
FidelityNewYorkMunicipalIncomeFund-AMCIZPRO | Fidelity New York Municipal Income Fund | After Taxes on Distributions and Sales | Fidelity Advisor New York Municipal Income Fund - Class A
Risk/Return:
Label	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	(0.72%)
Past 5 years	0.32%
Past 10 years	1.61%
FidelityNewYorkMunicipalIncomeFund-AMCIZPRO | Fidelity New York Municipal Income Fund | LB034
Risk/Return:
Label	Bloomberg New York 4+ Year Enhanced Municipal Bond Index
Past 1 year	0.65%
Past 5 years	0.92%
Past 10 years	2.31%
FidelityNewYorkMunicipalIncomeFund-AMCIZPRO | Fidelity New York Municipal Income Fund | LB015
Risk/Return:
Label	Bloomberg Municipal Bond Index
Past 1 year	1.05%
Past 5 years	0.99%
Past 10 years	2.25%

[1]
A Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 0.75% and 0.25%, respectively.

[2]
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.17%, 0.12%, 0.12%, 0.18%, and 0.07% for Class A, Class M, Class C, Class I, and Class Z, respectively, was previously charged under the services agreements.

[3]	B Adjusted to reflect current fees.
[4]	B On Class C shares redeemed less than one year after purchase.
[5]	A From October 2, 2018 .